Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Payables And Accruals [Abstract]
Accrued expenses	$ 2,568,678	$ 2,241,659
Other tax payable	832,050	997,001
Land use right payable - operating lease	1,119,005	784,400
Other payables for procuring materials for customers	40,278	5,194,086
Rental deposits received	240,247
Other payables for procuring equipment and consumables	397,441	199,228
Other payable	523,058	227,264
Other accrued liabilities	$ 5,720,757	$ 9,643,638